Notes to the statement of financial position - Pension provisions and post-retirement benefits narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017	Dec. 31, 2017 year	Dec. 31, 2016 EUR (€)	Dec. 31, 2016	Dec. 31, 2016 year	Dec. 31, 2016 program	Dec. 31, 2015 EUR (€)
Disclosure of geographical areas [line items]
Defined benefit obligation maturity duration		21.2	21.2		21.9	21.9
Actual return on plan assets	€ 91			€ 106
Number of programs ceased due to closure of France plant | program							1
Expected pension contributions	1,667
Statutory pension insurance paid	€ 11,333			€ 11,522				€ 11,091
Germany
Disclosure of geographical areas [line items]
Percentage of provisions for defined benefit pension obligations	89.00%	89.00%	89.00%	89.00%	89.00%	89.00%	89.00%